Label	Element	Value
THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001105076_SupplementTextBlock

THE ARBITRAGE FUNDS

The Arbitrage Credit Opportunities Fund

(the “Fund”)

Supplement dated June 22, 2018 to the Prospectus

dated September 30, 2017, as supplemented to date

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

1.  Effective August 6, 2018, The Arbitrage Credit Opportunities Fund will change its name to the Water Island Credit Opportunities Fund. The Fund’s portfolio managers, investment objective and investment strategies will not change.

All references in the Prospectus to The Arbitrage Credit Opportunities Fund are hereby replaced by reference to the Water Island Credit Opportunities Fund.

2.  Effective August 6, 2018, the contractual advisory fee rate that the Water Island Credit Opportunities Fund pays to Water Island Capital, LLC under the Fund’s investment advisory agreement decreased.  In addition, effective August 6, 2018, Water Island Capital, LLC has contractually agreed, until September 30, 2020, to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so that they do not exceed 1.23% of the Fund’s average daily net assets allocable to the Class R shares, 0.98% of the Fund’s average daily net assets allocable to the Class I shares, 1.98% of the Fund’s average daily net assets allocable to the Class C shares, and 1.23% of the Fund’s average daily net assets allocable to the Class A shares. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the date of the expense waiver.

The information under “Fund Fees and Expenses” and “Example” in the “SUMMARY SECTION” on pages 12-13 of the Prospectus for the Fund is hereby replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” beginning on page 69 of the statutory prospectus and in Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights, but rather are restated to reflect the Fund’s current (i) expense levels and (ii) expense limitation agreement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.16%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	946
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	504
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	946
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,176
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.16%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	815
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,906
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.16%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.16%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,328
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	732
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,328
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,942
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.16%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.41%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge of up to 1.00% may be imposed on Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase. The deferred sales charge is applicable to purchases of $500,000 or more made prior to June 30, 2018 and to purchases of $250,000 or more made after June 30, 2018 (determined on a first-in, first-out basis).
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,430
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	464
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	812
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,430

[1]	Information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[3]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights, but rather are restated to reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[4]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so that they do not exceed 1.23% of the Fund's average daily net assets allocable to the Class R shares, 0.98% of the Fund's average daily net assets allocable to the Class I shares, 1.98% of the Fund's average daily net assets allocable to the Class C shares, and 1.23% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2020, and thereafter renews for periods of one year until either party terminates it upon 60 days' notice prior to the end of the current initial term or then current renewal year. The Board of Trustees may terminate the agreement at any time if it determines that such termination is in the best interest of the Fund and its shareholders. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the date of the expense waiver.
[5]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
[6]	A deferred sales charge of up to 1.00% may be imposed on Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase. The deferred sales charge is applicable to purchases of $500,000 or more made prior to June 30, 2018 and to purchases of $250,000 or more made after June 30, 2018 (determined on a first-in, first-out basis).